Earnings (Loss) per Share (Details 1) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings (Loss) per Share [Abstract]
Weighted average number of ordinary shares (basic and diluted)	29,889	29,889	29,889